Divestitures - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2019	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Divestitures
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Nonoperating Income (Expense)
Beijing Origin
Divestitures
Ownership percentage by VEI subsidiary (as a percent)				49.00%
Beijing Changping Technology Development Co. Ltd.("BC-TID") | Beijing Origin
Divestitures
Percentage of Ownership	51.00%	51.00%		51.00%
Ownership percentage by VEI subsidiary (as a percent)	48.27%	48.27%
Equity investments					¥ 137,700	$ 20,200
Beijing Changping Technology Development Co. Ltd.("BC-TID") | Disposal Group
Divestitures
Recognized disposal gain	¥ 40,740	$ 5,670	¥ 40,741
Gain attributable to disposal group	¥ 28,790	$ 4,010	¥ 28,788
Beijing Changping Technology Development Co. Ltd.("BC-TID") | Beijing Changping Technology Development Co. Ltd.("BC-TID")
Divestitures
Equity method investment ownership percentage	48.27%	48.27%